Corporate information	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Corporate information
1.	Corporate information
Copa Holdings, S. A. (“the Company”) was incorporated according to the laws of the Republic of Panama on May 6, 1988 with an indefinite duration. The Company is a public company listed in the New York Stock Exchange (NYSE) under the symbol CPA since December 14, 2005. The address of its registered office is Boulevard Costa del Este, Avenida Principal y Avenida de la Rotonda, Urbanización Costa del Este, Complejo Business Park, Torre Norte, Parque Lefevre, Panama City, Republic of Panama.
These consolidated financial statements comprise the Company and its subsidiaries: Compañía Panameña de Aviación, S. A. (“Copa Airlines”), Oval Financial Leasing, Ltd. (“OVAL”), AeroRepública, S. A. (“Copa Colombia”):

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Copa Airlines: the Company’s core operation is incorporated according to the laws of the Republic of Panama and provides international air transportation for passengers, cargo and mail, operating from its Panama City hub in the Republic of Panama.

•	Copa Colombia: is a Colombian air carrier, incorporated according to the laws of the Republic of Colombia which provides domestic and international air transportation for passengers, cargo, and mail.
Copa Colombia operates “Wingo” a brand under a
low-cost
business model. Wingo operates administratively and functionally under Copa Colombia, with an independent structure for its commercialization, distribution systems and customer service.

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OVAL: incorporated according to the laws of the British Virgin Islands, it controls the special-purpose entities that have a beneficial interest in the majority of the Company’s fleet, which is leased to either Copa Airlines or Copa Colombia.

The Company has a broad commercial alliance with United Airlines Holdings, Inc. (“United”), which was renewed during May 2016, for another five years. This Alliance includes an extensive and expanding code-sharing and technology cooperation. In addition, the Company is part of Star Alliance, the leading global airline network since June 2012.
Copa Airlines has the loyalty program “ConnectMiles”, designed to strengthen the relationship with its frequent flyers and provide exclusive attention. ConnectMiles members are eligible to earn and redeem miles to any of Star Alliance’s 1,300 (unaudited) destinations in 195 countries within 26 airlines members (unaudited).
Situation of
Covid-19
The novel strain of coronavirus
(“Covid-19”)
first identified in Wuhan, China in December 2019 has now spread to nearly all regions around the world. The outbreak, and measures taken to contain or mitigate it, have had dramatic adverse consequences for the global economy, including on consumer demand, operations, supply chains and financial markets.
In an effort to slow-down the
Covid-19
outbreak in the region, Panama and several countries throughout Latin America extended their restrictions on international travel. Due to this air travel restrictions, the Company did not provide scheduled commercial service from March 22, 2020 until July 2020, and only operated a small number of charters and humanitarian flights. On August 2020, the Panamanian Government authorized the establishment of a Controlled Operations Center for the interconnection of international commercial aviation in which, in a limited way, permitted air operations for transit through the Tocumen Airport for the departure of passengers and the controlled entry of Panamanians or residents in Panama.

After the lifting of significant travel restrictions in October 2020, the Company began rebuilding its network. As of December 31, 2020, the Company offers approximately 104 daily scheduled flights to 54 destinations in 25 countries in North, Central and South America and the Caribbean, mainly from its Panama City Hub. Additionally, the Company provides passengers with access to flights to more than 200 international destinations through codeshare agreements.
The Company has taken aggressive actions, focusing on reducing fixed costs, further bolstering its liquidity position, and adjusting its size, for what it believes will be a weakened demand environment in the immediate future.

•	Capacity reduction
In terms of capacity, and as a result of the uncertainty regarding the
Covid-19
pandemic and including governments restrictions and travel demand, among others, the Company´s operations represented less than 70.9% of its 2019 capacity. As a consequence, the Company’s revenues amounted to $801.0 million, a decrease of 70.4% compared to last year, with Passenger revenues decreasing by 70.9%, Cargo and mail revenue by 66.4% and Other operating revenue by 40.0% (see note 7).

•	Fleet
To better align the fleet with the lower passenger demand, the Company has decided to sell its Boeing
737-700
fleet (14 aircraft) over the next year. As of December 31, 2020 the Boeing
737-700
fleet was classified as “Asset held for sale” in the consolidated statement of financial position (see note 13).
In addition, during July, the Company signed a contract for the sale of its 14
Embraer-190
aircraft, 6 spare engines, spare parts and flight simulator. The decision to exit this fleet was made and announced in 2019, and these assets were already presented as “Asset held for sale” as of December 31, 2019. During 2020, the Company has delivered 6 aircraft, and expects to deliver the remaining 8 within a year from the reporting date.
These decisions will bring cost savings and efficiencies due to operating a single aircraft type.

As of December 31, 2020, the Company has a fleet (excluding aircraft available for sale) of 77 aircraft, and consisting of 68 Boeing
737-800
Next Generation aircraft, 2 Boeing
737-700
Next Generation aircraft and 7 Boeing 737 MAX aircraft. Since June 2020, 9 aircraft were grounded at desert storage facilities, and will remain there until returned to service if required. The average age of the operating fleet is 8.2 years
From March 2019 to November 18, 2020, the Federal Aviation Administration (FAA) grounded all U.S. registered Boeing 737 MAX aircraft an action that was followed by most of the world’s aviation regulators, including Panamanian aviation regulators. As a consequence, during February 2021, the Company has reached an agreement with Boeing regarding compensation related to the damages that it has suffered during this period. Terms remain confidential (see note 29).

•	Liquidity position
Following the suspension of its operations, the Company implemented certain initiatives to preserve cash and improve the liquidity position, including:

•	In April 2020, the Company raised US$342.9 million in cash through a senior convertible note offering (see note 18).

•
The Company also has committed unsecured credit facilities of $200.0 million, currently undrawn. In addition, the Company closed a secured revolving credit facility for an initial aggregate amount of $105.0 million. Including this facility, the Company has $305.0 million in unutilized committed credit facilities as of December 31, 2020 (see note 27).

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Monthly cash consumption was reduced to approximately $20.0 million during the second half of 2020. This cash consumption includes Company’s net operational cash flows (including its expectation for the cash reimbursement of passenger tickets), a revised capital expenditures plan and payments of financial obligations, reduction of labor-related expenses, as well as the reduction of other costs as a result of contract renegotiations with suppliers.

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On December 16, 2020 the Company received the final commitment for a guaranteed loan from the Export-Import Bank of the United States (the “EXIM Bank”) to finance seven Boeing 737 MAX aircraft for a total amount up to $327.9 million and expects to finalize this transaction during the first quarter of 2021.

•
The Company may also take additional actions to improve its financial position, including measures to improve liquidity, such as the issuance of additional unsecured and secured debt securities, equity securities and equity-linked securities, the sale of assets and/or the entry into additional bilateral and syndicated secured and/or unsecured credit facilities.

The Company’s continued access to sources of liquidity depends on multiple factors, including global economic conditions, government regulation, the condition of global financial markets, the availability of sufficient amounts of financing, its operating performance and its credit ratings.
As of December 31, 2020, the Company has approximately $1.01 billion in cash, cash equivalents, short-term and long-term investments (see notes 8 and 9).
Based on the liquidity analysis for the next 12 months, recovery plan and measures taken since the inception of the
Covid-19
pandemic, the consolidated financial statements as of December 31, 2020 have been prepared according to going concern basis.
The consolidated financial statements for the year ended December 31, 2020 have been authorized for issuance by the Company’s Chief Executive Officer and Chief Financial Officer on April 2
3
, 2021.